Inventories	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Inventories
17	Inventories

Inventories comprised:

	As at 31 December
	2019	2018

Fuel (coal and oil) for power generation	7,304,783	8,150,398
Material and supplies	1,765,827	1,824,000

	9,070,610	9,974,398
Less: provision for inventory obsolescence	187,427	430,707

Total	8,883,183	9,543,691

Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2019	2018

Beginning of the year	(430,707)	(168,875)
Provision*	(23,507)	(255,181)
Reversal	1,054	1,365
Write off*	272,659	-
Currency translation differences	(6,926)	(8,016)

End of the year	(187,427)	(430,707)

*
In 2018, approximately RMB255 million provision was provided for the fuel oil, which was recognised based on the net realisable value. In 2019, approximately RMB254 million provision was written-off for the fuel oil sold which was included in the inventory provision balance in 2018.